Schedule of Exchange Rates (Details) - MYR [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Maximum [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end	4.44		4.47
Exchange rates	4.45	4.72
Maximum [Member] | Balance Sheet Items [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end			1	1
Exchange rates			1	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end	1		1
Exchange rates	1	1
Minimum [Member] | Balance Sheet Items [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end			4.47	4.59
Exchange rates			4.57	4.56